(Columbia Marsico 21st Century Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico 21st Century Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class Z shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico 21st Century Fund)		Class Z Shares
Management fees	[1]	0.67%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[1]	0.26%
Total annual Fund operating expenses		0.93%
[1]	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Expense Example (Columbia Marsico 21st Century Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares	95	296	515	1,143